UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
615 E. Michigan St.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2012

Item 1. Report to Stockholders.

ANNUAL REPORT
MARCH 31, 2012

Advised by NorthCoast Asset Management LLC

WWW.NORTHCOASTAM.COM
(800) 558-9105

CAN SLIM® Select Growth Fund

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Advisor
Annual Report, March, 2012

“The mean prediction of the 10 stock-market strategists surveyed by Barron’s is that the S&P 500® index will end 2012 at 1,360 . . . Even the most bullish of these Street seers fears stocks could be more wobbly in the next six months than in the six months past.”

— Barron’s magazine, “The Year Ahead”, December 19, 2011

Often we remind our clients that one of the reasons systematic investment strategies like the CAN SLIM® Select Growth Fund are productive over time is because they don’t suffer from bias.  They don’t watch CNBC or read Barron’s; they don’t fear the next election cycle in Greece or hope that US GDP will top 3% this year.  Instead, they follow simple, time-honored, investment rules that are thoroughly researched and consistently applied.

Only three months ago the investment world “felt” much different.  The “feel” is well captured in the quotation above.  Fear, yes, but also a common bias that impacts millions of investors called recency.  The recency bias is pretty simple.  Because it’s easier, we’re inclined to use our recent experience as the baseline for what will happen in the future.  In many situations, this bias works just fine, but when it comes to investing and money it can cause problems.  The stock market, especially in the second half of 2011, was historically volatile.  Is it any wonder why almost all, well-paid, well-known investment strategists placed their bets on small, volatile gains for 2012? Of course not.  They believed the future would look like the recent past.

The first quarter instead delivered polar opposite performance.  A big 12% gain for the S&P 500® (the 30th best quarter in the last 80 years) placed the index at 1,408 with not even a -3% shake out along the way.  The VIX Index which is a common measure to estimate future volatility was 60% less at quarter end than it was on September 30, 2011.  Who would have guessed? Certainly not the bunch above.

CAN SLIM® Select Growth Fund

During the fiscal year April 1, 2011 through March 31, 2012, CAN SLIM® Select Growth Fund (CANGX) lost -3.57% compared to an advance of 8.54% in the broad average S&P 500®.  The year was full of many highs and lows.  After reducing stock market exposure to a low of 38% in August of 2011 due to uncertainty of the European financial crisis, positions were steadily added in response to strong market internals.  The Fund closed the fiscal year March 31, 2012 at 95% invested.  Scary? Of course.  Productive? Very.  Underweight positions in Financial and Technology stocks along with an overweight position in cash attributed to the underperformance, but stocks like Alexion Pharmaceuticals, Inc. (ALXN) and IAC/InterActive Corp. (IACI) were large winners for us during the year.  The natural next question that all people ask is, “Now what?”

Though experts like those above will continue day after day to opine on the markets, the real answer to that question is that we don’t know.  Too many times investors come to the table with their minds made up – half say we are going to have a bear market for these 3 reasons . . ; half say we are going to have a bull market for these 3 reasons . . , and unfortunately their portfolios suffer when they’re wrong.  Being fluid to market conditions and disciplined in your investment approach is what really matters.  Without opinion, here is a look at market history and data regarding the start of the year (see the table below).  In 20 of the last 84 years, January, February and March were all up months and when this occurs the year has gone on to add gains 90% of the time (18 out of 20 times) for an average of +7.0%.  CAN SLIM® methodology is fluid of course, and should the year unravel like 1930, we will be raising cash.  However, it’s nice to have a few facts on the plus side.

CAN SLIM® Select Growth Fund

	S&P 500®
	Value		S&P 500®	Additional
Quarter	Quarter		Value	Gain From
Ending	End	Q1 Perf	Year End	Apr 1
3/31/1930	25.1	17.2%	15.3	-39.0%
3/31/1936	14.9	11.1%	17.2	15.2%
3/31/1943	11.6	18.5%	11.7	0.8%
3/31/1950	17.3	3.0%	20.4	18.2%
3/31/1954	26.9	8.6%	36.0	33.6%
3/31/1961	65.1	12.0%	71.6	10.0%
3/31/1964	79.0	5.3%	84.8	7.3%
3/31/1967	90.2	12.3%	96.5	7.0%
3/31/1971	100.3	9.0%	102.0	1.6%
3/31/1972	107.2	5.2%	118.1	10.1%
3/31/1975	83.4	21.6%	90.2	8.2%
3/31/1983	153.0	8.8%	164.9	7.8%
3/31/1986	238.9	13.1%	242.2	1.4%
3/31/1987	291.7	20.5%	247.1	-15.3%
3/31/1991	375.2	13.6%	417.1	11.2%
3/31/1993	451.7	3.7%	466.5	3.3%
3/31/1995	500.7	9.0%	615.9	23.0%
3/31/1996	645.5	4.8%	740.7	14.8%
3/31/1998	1101.8	13.5%	1,229.2	11.6%
3/31/2006	1294.8	3.7%	1,418.3	9.5%
			Average	7.0%
			Average in up Years	10.8%

Source: BTIG

Our investment program pursues high-quality issues and attempts to purchase them at optimum levels.  As it appears that market rotation has begun to favor growth once again, we will continue to methodically seek better than average opportunities for the Fund.  Years of experience have shaped our fundamental belief that process, system and the rigorous adherence to time-tested investing rules have the potential to win over

CAN SLIM® Select Growth Fund

time.  It has never been our role to predict how the market will respond to news but rather to react to what is actually happening along the way.

Thank you for your business.  It is a privilege to serve shareholders as advisor to the Fund, and we look forward to a bright future together.

Patrick Jamin	Brent Elam

Opinions expressed are  subject to change, are not guaranteed and should not be considered a recommendation to buy or sell any security.

Past performance is no guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies.  The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds.  Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers.  In the absence of fee waivers, total returns would be reduced.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  VIX Index is an index measuring the expected level of volatility in the U.S. stock market over the next 30 days.  You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM® Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® Select Growth Fund

SECTOR ALLOCATION
AT MARCH 31, 2012 (UNAUDITED)

*Cash equivalents and other assets in excess of liabilities.

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2012 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/11 – 3/31/12).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® Select Growth Fund

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2012 (UNAUDITED)
(CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently, charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares 30 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are

CAN SLIM® Select Growth Fund

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED MARCH 31, 2012 (UNAUDITED)
(CONTINUED)

meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/11	3/31/12	10/1/11 – 3/31/12*
Actual	$1,000	$1,116	$8.99

Hypothetical
(5% return
before expenses)	$1,000	$1,017	$8.57

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 183/366 (to reflect the one-half year period).

CAN SLIM® Select Growth Fund

Value of $10,000 vs S&P 500® Index

Average Annual Returns for the periods ended March 31, 2012

				Since
				Inception
	1 Year	3 Year	5 Year	(9/26/05)
CAN SLIM® Select Growth Fund	-3.57%	12.17%	4.61%	3.04%
S&P 500® Index	8.54%	23.42%	2.01%	4.47%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 26, 2005 (the “Fund’s inception”), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends.

Performance data quoted represents past performance and is not predictive of future performance. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 800-558-9105 or visiting www.northcoastam.com.

The Fund imposes a 2% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

On May 20, 2008, NorthCoast began managing the Fund.  Previous periods were managed by another investment advisor.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2012

Shares		Value
COMMON STOCKS: 94.7%
Accommodations: 1.0%
12,609	Wyndham Worldwide Corp.	$586,445
Administrative & Support Services: 2.0%
11,053	Liquidity Services, Inc.*	495,174
16,694	NeuStar, Inc.*	621,852
		1,117,026
Amusement, Gambling & Entertainment: 1.0%
12,516	Six Flags Entertainment Corp.	585,373
Apparel Manufacturing: 2.1%
11,570	Oxford Industries, Inc.	587,987
4,353	V.F. Corp.	635,451
		1,223,438
Automobiles & Components: 4.1%
6,682	Advance Auto Parts, Inc.	591,825
32,990	Amerigon, Inc.*	533,778
16,865	CarMax, Inc.*	584,372
10,869	Group 1 Automotive, Inc.	610,512
		2,320,487
Beverage & Tobacco Products: 7.6%
20,564	Altria Group, Inc.	634,811
7,331	Anheuser Busch InBev NV - ADR	533,110
5,345	Boston Beer, Inc.*	570,793
6,899	Diageo PLC - ADR	665,754
5,230	Lorillard, Inc.	677,180
10,398	Monster Beverage Corp.*	645,612
6,963	Philip Morris International, Inc.	616,991
		4,344,251
Chemical Manufacturing: 11.9%
10,871	Abbott Laboratories	666,284
7,333	Alexion Pharmaceuticals, Inc.*	680,942

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2012 (CONTINUED)

Shares		Value
COMMON STOCKS: 94.7% (Continued)
Chemical Manufacturing: 11.9% (Continued)
41,367	ARIAD Pharmaceuticals, Inc.*	$659,804
19,265	Bristol-Myers Squibb Co.	650,194
13,737	Church & Dwight Co., Inc.	675,723
6,342	Colgate-Palmolive Co.	620,121
10,521	Ecolab, Inc.	649,356
15,525	Elizabeth Arden, Inc.*	543,064
9,473	Estee Lauder Companies, Inc.	586,758
5,333	Shire PLC - ADR	505,302
19,078	Viropharma, Inc.*	573,675
		6,811,223
Computer & Electronic Products: 2.1%
24,748	Cardtronics, Inc.*	649,635
21,330	Jabil Circuit, Inc.	535,810
		1,185,445
Credit Intermediation: 4.1%
21,149	CBOE Holdings, Inc.	601,055
52,937	CVB Financial Corp.	621,480
26,049	East West Bancorp, Inc.	601,472
1,280	Mastercard, Inc.	538,291
		2,362,298
Diversified Services: 2.5%
8,560	Kimberly-Clark Corp.	632,498
8,853	Liberty Media Corp.*	780,392
		1,412,890
Fabricated Metal Products: 0.9%
7,277	Chart Industries, Inc.*	533,622

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2012 (CONTINUED)

Shares		Value
COMMON STOCKS: 94.7% (Continued)
Food Manufacturing: 2.0%
22,942	B & G Foods, Inc.	$516,424
7,729	Mead Johnson Nutrition Co.	637,488
		1,153,912
Industrial Equipment & Components: 1.0%
6,419	Parker Hannifin Corp.	542,727
Information Services: 2.0%
19,209	DealerTrack Holdings, Inc.*	581,264
11,608	IAC/InterActive Corp.	569,837
		1,151,101
Insurance Carriers: 5.3%
16,357	American Financial Group, Inc.	631,053
12,119	Centene Corp.*	593,467
17,150	Molina Healthcare, Inc.*	576,755
7,465	ProAssurance Corp.	657,741
11,990	Verisk Analytics, Inc. - Class A*	563,170
		3,022,186
Machinery Manufacturing: 5.0%
14,651	Colfax Corp.*	516,301
16,204	Donaldson Company, Inc.	578,969
12,176	Novellus Systems, Inc.*	607,704
8,489	Toro Co.	603,653
9,237	Triumph Group, Inc.	578,790
		2,885,417
Merchant Wholesalers: 6.7%
10,890	Fastenal Co.	589,149
9,154	Genesco, Inc.*	655,884
10,012	Genuine Parts Co.	628,253
11,935	Nu Skin Enterprises, Inc.	691,156
8,430	PriceSmart, Inc.	613,788
2,918	W. W. Grainger, Inc.	626,815
		3,805,045

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2012 (CONTINUED)

Shares		Value
COMMON STOCKS: 94.7% (Continued)
Mining: 1.0%
35,427	Yamana Gold, Inc.	$553,370
Oil & Gas Extraction: 3.2%
6,834	Concho Resources, Inc.*	697,615
4,892	China Petroleum & Chemical Corp. - ADR	531,858
10,959	Oceaneering International, Inc.	590,580
		1,820,053
Professional, Scientific & Technical Services: 4.0%
14,781	Fair Isaac Corp.	648,886
11,811	FEI Co.*	580,038
17,193	HMS Holdings Corp.*	536,593
13,113	Synnex Corp.*	500,130
		2,265,647
Software & Publishing: 2.1%
24,653	Bankrate, Inc.*	610,162
8,386	Ultimate Software Group, Inc.*	614,526
		1,224,688
Real Estate, Rental & Leasing Services: 1.9%
15,253	MI Developments, Inc.	527,601
14,877	Rent - A - Center, Inc.	561,607
		1,089,208
Retail Trade: 10.8%
1,899	AutoZone, Inc.*	706,048
11,999	Dollar General Corp.*	554,354
5,908	Dollar Tree, Inc.*	558,247
19,868	Foot Locker, Inc.	616,901
11,911	Fresh Market, Inc.*	571,132
19,696	GNC Holdings, Inc.	687,194
17,276	The TJX Companies, Inc.	686,030
10,898	Tim Hortons, Inc.	583,479
6,496	Ulta Salon Cosmetics & Fragrance, Inc.	603,413

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2012 (CONTINUED)

Shares		Value
COMMON STOCKS: 94.7% (Continued)
Retail Trade: 10.8% (Continued)
10,242	Wal-Mart Stores, Inc.	$626,811
		6,193,609
Telecommunications: 2.0%
18,022	Dish Network Corp.	593,465
43,536	InfoSpace, Inc.*	557,696
		1,151,161
Transportation & Warehousing: 0.9%
12,795	Golar LNG Ltd.	486,850
Utilities: 6.4%
7,830	Companhia de Saneamento
	Basico do Estado
	de Sao Paulo - ADR	599,935
10,777	Consolidated Edison, Inc.	629,592
28,193	Duke Energy Corp.	592,335
10,167	NextEra Energy, Inc.	621,000
11,897	Progress Energy, Inc.	631,850
17,168	UIL Holdings Corp.	596,760
		3,671,472
Waste Management: 1.1%
8,925	Clean Harbors, Inc.*	600,920
TOTAL COMMON STOCKS
(Cost $47,988,119)		54,099,864

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

SCHEDULE OF INVESTMENTS
AT MARCH 31, 2012 (CONTINUED)

Shares	Value
SHORT-TERM INVESTMENT: 4.2%
Money Market Fund
2,436,846	Federated U.S. Treasury Cash Reserves
Fund - Institutional Shares 0.002%^	$2,436,846
TOTAL SHORT-TERM INVESTMENT
(Cost $2,436,846)	2,436,846
TOTAL INVESTMENTS: 98.9%
(Cost $50,424,965)	56,536,710
Other Assets in Excess of Liabilities: 1.1%	612,215
TOTAL NET ASSETS: 100.0%	$57,148,925

ADR	American Depository Receipt
*	Non-income producing security.
^	7-day yield as of March 31, 2012.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
AT MARCH 31, 2012

ASSETS
Investments in securities, at value	$56,536,710
(Cost $50,424,965)
Cash	59
Receivables:
Investments sold	527,050
Fund shares sold	111,921
Dividends and interest	114,056
Prepaid expenses	18,564
Total assets	57,308,360

LIABILITIES
Payables:
Fund shares redeemed	27,694
Investment advisory fees, net	40,895
Administration fees	9,861
Distributions payable	39,556
Fund accounting fees	5,497
Transfer agent fees	12,496
Chief Compliance Officer fees	1,254
Other accrued expenses	22,182
Total liabilities	159,435
NET ASSETS	$57,148,925
Net asset value, offering price and redemptions
price per share ($57,148,925/4,706,622 shares
outstanding; unlimited number of shares
authorized without par value)	$12.14

COMPONENTS OF NET ASSETS
Paid-in capital	$55,332,508
Accumulated net investment loss	(24,109)
Accumulated net realized loss on investments	(4,271,219)
Net unrealized appreciation on investments	6,111,745
Net assets	$57,148,925

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2012

INVESTMENT INCOME
Dividends (net of foreign
withholding tax of $8,340)	$682,484
Interest	794
Total investment income	683,278

EXPENSES (Note 3)
Investment advisory fees	737,176
Distribution fees	184,294
Administration fees	107,408
Transfer agent fees	75,037
Fund accounting fees	39,956
Registration fees	24,553
Audit fees	19,991
Reports to shareholders	18,256
Miscellaneous expense	13,508
Chief Compliance Officer fees	8,129
Custody fees	7,411
Legal fees	6,357
Trustee fees	5,154
Interest expense	3,792
Insurance expense	1,681
Total expenses	1,252,703
Plus prior year fees waived subject to recoupment	495
Net expenses	1,253,198
Net investment loss	(569,920)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments
and foreign currency transactions	622,058
Change in net unrealized depreciation on investments	(4,567,557)
Net realized and unrealized loss on investments
and foreign currency transactions	(3,945,499)
Net decrease in net assets
resulting from operations	$(4,515,419)

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	March 31, 2012	March 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment loss	$(569,920)	$(587,721)
Net realized gain on investments
and foreign currency transactions	622,058	6,706,464
Change in net unrealized appreciation
(depreciation) on investments	(4,567,557)	5,264,627
Net increase (decrease) in net assets
resulting from operations	(4,515,419)	11,383,370

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
derived from net change in
outstanding shares (a)	(15,971,310)	22,902,381
Total increase (decrease) in net assets	(20,486,729)	34,285,751

NET ASSETS
Beginning of year	77,635,654	43,349,903
End of year	$57,148,925	$77,635,654
Accumulated net
investment loss	$(24,109)	$—

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	March 31, 2012		March 31, 2011
	Shares	Value	Shares	Value
Shares sold	2,403,613	$28,696,605	4,291,208	$48,130,874
Shares
redeemed (b)	(3,862,863)	(44,667,915)	(2,298,533)	(25,228,493)
Net increase
(decrease)	(1,459,250)	$(15,971,310)	1,992,675	$22,902,381

(b)	Net of redemption fees of $28,340 and $36,591, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR

	Year Ended March 31,
	2012	2011	2010	2009	2008
Net asset value,
beginning of year	$12.59	$10.39	$8.61	$9.91	$9.70

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(0.12)	(0.10)	(0.10)	0.00 **	(0.07)
Net realized and unrealized
gain (loss) on investments	(0.34)	2.31	1.89	(1.30)	0.28
Total from
investment operations	(0.46)	2.21	1.79	(1.30)	0.21

LESS DISTRIBUTIONS:
Net investment income	—	—	(0.01)	—	—
Paid in capital from
redemption fees (Note 2)	0.01	(0.01)	0.00 **	0.00 **	0.00 **
Net asset value, end of year	$12.14	$12.59	$10.39	$8.61	$9.91
Total return	(3.57)%	21.17%	20.78%	(13.12)%	2.16%

SUPPLEMENTAL DATA:
Net assets,
end of year (millions)	$57.1	$77.6	$43.3	$30.7	$24.9
Portfolio turnover rate	332%	223%	225%	393%	226%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/recouped
and expenses absorbed	1.70%	1.78%	1.95%	2.18%	2.01%
After fees waived/recouped
and expenses absorbed	1.70%	1.70%	1.70%	1.70%	1.70%

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived/recouped
and expenses absorbed	(0.77)%	(1.20)%	(1.40)%	(0.52)%	(0.83)%
After fees waived/recouped
and expenses absorbed	(0.77)%	(1.12)%	(1.15)%	(0.04)%	(0.52)%

**  Less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2012

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation from investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2012 (CONTINUED)

pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  At March 31, 2012, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2012 (CONTINUED)

exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$54,099,864	$—	$—	$54,099,864
Short-Term
Investment	2,436,846	—	—	2,436,846
Total Investments
in Securities	$56,536,710	$—	$—	$56,536,710

^	See Schedule of Investments for industry breakout.

There were no transfers into or out of Levels 1 and 2 during the year ended March 31, 2012.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.  At March 31, 2012, the Fund had post October losses of $24,109.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2012 (CONTINUED)

At March 31, 2012, the Fund had capital loss carryforwards of $4,271,219, which expire as follows:

Capital Loss Carryover	Expiration
$1,827,500	3/31/2015
$ 169,103	3/31/2017
$2,274,616	3/31/2018

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted /amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2012 (CONTINUED)

United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 30 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2012, the following adjustments were made:

Undistributed Net	Accumulated	Paid-in
Investment Income	Gains/Losses	Capital
$545,811	$(23)	$(545,788)

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2012 (CONTINUED)

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

J.
Recent Accounting Pronouncement.  In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP” and International Financial Reporting Standards (“IFRS”).  ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.  ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

NorthCoast Asset Management LLC (the “Adviser”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2012 (CONTINUED)

As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the year ended March 31, 2012, the Fund incurred $737,176 in investment advisory fees.

The Adviser has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the year ended March 31, 2012, the Adviser recouped $495 in fees from the Fund.

The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At March 31, 2012, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund that may be reimbursed was $134,089.  The Adviser may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
March 31, 2013	$90,117
March 31, 2014	$43,972

The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.  Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”) is a wholly-owned subsidiary of U.S. Bancorp and serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund.  The Administrator also prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund’s custodian, transfer agent and accountants, coordinates the preparation and payment of the Fund’s expenses, and reviews the Fund’s expense accruals.  For the year ended March 31, 2012, the Fund incurred $107,408 in administration fees.  The officers

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2012 (CONTINUED)

of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the year ended March 31, 2012, the Fund was allocated $8,129 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  For the year ended March 31, 2012, the Fund incurred $184,294 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended March 31, 2012, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $192,133,304 and $184,551,189 respectively.

There were no purchases or sales of U.S. Government obligations for the year ended March 31, 2012.

CAN SLIM® Select Growth Fund

NOTES TO FINANCIAL STATEMENTS
AT MARCH 31, 2012 (CONTINUED)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make distributions during the year ended March 31, 2011 or the year ended March 31, 2012.

As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$50,424,965
Gross unrealized appreciation	$6,471,512
Gross unrealized depreciation	(359,767)
Net unrealized depreciation	6,111,745
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated loss	(4,295,328)
Total accumulated gain	$1,816,417

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  For the year ended March 31, 2012, the average interest rate on the outstanding principal amount was 3.25%.  During year ended March 31, 2012, the Fund had an outstanding average daily loan balance, determined by using the days when the Fund had an outstanding balance, of $1,166,667.  The maximum amount outstanding for the current lending agreement during that period was $7,000,000.  Interest expense amounted to $3,792 for the Fund.  At March 31, 2012, the Fund did not have a loan payable balance.

CAN SLIM® Select Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of
CAN SLIM® Select Growth Fund and the
Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of CAN SLIM® Select Growth Fund, a series of Professionally Managed Portfolios, including the schedule of investments, as of March 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CAN SLIM® Select Growth Fund as of March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 25, 2012

CAN SLIM® Select Growth Fund

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, position with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Birth	with the	of Time	During Past	Overseen	Directorships
Year and Address	Trust	Served	Five Years	by Trustees	Held
Independent Trustees of the Trust(1)

Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee,
(born 1943)	and	Term;	Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(administrative,		Inc.
Fund Services, LLC		May 1991.	management and
2020 E. Financial Way			business consulting);
Suite 100			formerly, Executive
Glendora, CA 91741			Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment adviser
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

CAN SLIM® Select Growth Fund

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED), (CONTINUED)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Birth	with the	of Time	During Past	Overseen	Directorships
Year and Address	Trust	Served	Five Years	by Trustees	Held
Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive		The
Fund Services, LLC		May 1991.	Officer, Rockefeller		University
2020 E. Financial Way			Trust Co., (prior		of Virginia
Suite 100			thereto Senior Vice		Law School
Glendora, CA 91741			President), and		Foundation.
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

Carl A. Froebel	Trustee	Indefinite	Formerly,	1	None.
(born 1938)		Term;	President and
c/o U.S. Bancorp		Since	Founder, National
Fund Services, LLC		May 1991.	Investor Data
2020 E. Financial Way			Services, Inc.
Suite 100			(investment related
Glendora, CA 91741			computer software).

CAN SLIM® Select Growth Fund

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED), (CONTINUED)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Birth	with the	of Time	During Past	Overseen	Directorships
Year and Address	Trust	Served	Five Years	by Trustees	Held
Steven J. Paggioli	Trustee	Indefinite	Consultant;	1	Independent
(born 1950)		Term;	formerly, Executive		Trustee, The
c/o U.S. Bancorp		Since	Vice President,		Managers
Fund Services, LLC		May 1991.	Investment Company		Funds;
2020 E. Financial Way			Administration,		Trustee,
Suite 100			LLC (mutual fund		Managers
Glendora, CA 91741			administrator).		AMG Funds,
Aston Funds;
Advisory
Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel.
Interested Trustee and Officers of the Trust
Eric W. Falkeis(3)	President	Indefinite	Senior Vice	1	None
(born 1973)		Term;	President and
c/o U.S. Bancorp		Since	Chief Financial
Fund Services, LLC		January	Officer (and other
615 East Michigan St.		2011.	positions), U.S.
Milwaukee, WI 53202	Trustee	Indefinite	Bancorp Fund
		Term;	Services, LLC,
		Since	since 1997.
September
2011.

Patrick J. Rudnick	Treasurer	Indefinite	Vice President,	Not	Not
(born 1973)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		November	LLC, since 2006;
615 East Michigan St.		2009.	formerly, Manager,
Milwaukee, WI 53202			PricewaterhouseCoopers
LLP (1999-2006).

CAN SLIM® Select Growth Fund

TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED), (CONTINUED)

		Term of		Number of
		Office		Portfolios
		and	Principal	in Fund
	Position	Length	Occupation	Complex(2)	Other
Name, Birth	with the	of Time	During Past	Overseen	Directorships
Year and Address	Trust	Served	Five Years	by Trustees	Held
Elaine E. Richards	Secretary	Indefinite	Vice President	Not	Not
(born 1968)		Term;	and Legal	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Compliance
Fund Services, LLC		February	Officer, U.S.
2020 E. Financial Way		2008.	Bancorp Fund
Suite 100			Services, LLC, since
Glendora, CA 91741			July 2007; formerly,
Vice President and
Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007).

Donna Barrette	Chief	Indefinite	Vice President	Not	Not
(born 1966)	Compli-	Term;	and Compli-	Applicable.	Applicable.
c/o U.S. Bancorp	ance	Since	ance Officer,
Fund Services, LLC	Officer	July 2011.	U.S. Bancorp Fund
615 East Michigan St.	Anti-	Indefinite	Services, LLC since
Milwaukee, WI 53202	Money	Term;	August 2004.
	Laun-	Since
	dering	July 2011.
Officer
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

(3)
Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

CAN SLIM® Select Growth Fund

INFORMATION ABOUT PROXY VOTING
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its web site at www.northcoastam.com within ten business days after calendar quarter end.

INFORMATION ABOUT THE FUND’S TRUSTEES
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

INFORMATION ABOUT HOUSEHOLDING
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® Select Growth Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
NorthCoast Asset Management LLC
6 Glenville Street
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

The CAN SLIM Select Growth Fund

	FYE 3/31/2012	FYE 3/31/2011
Audit Fees	$17,500	$17,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The CAN SLIM Select Growth Fund

Non-Audit Related Fees	FYE 3/31/2012	FYE 3/31/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)    /s/Eric W. Falkeis
  Eric W. Falkeis, President

Date  May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Eric W. Falkeis
  Eric W. Falkeis, President

Date  May 21, 2012

By (Signature and Title)    /s/Patrick J. Rudnick
  Patrick J. Rudnick, Treasurer

Date  May 29, 2012

* Print the name and title of each signing officer under his or her signature.